UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 155.2%

Security	Principal Amount (000’s omitted)	Value
Education — 13.8%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,443,165
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,862,760
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	710,501
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	433,937
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	706,867
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,386,825
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,076,072
Rutgers State University, 5.00%, 5/1/33	1,000	1,145,510

		$8,765,637

Escrowed/Prerefunded — 26.1%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,712,219
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,649,854
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,196,386
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	113,361
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,265,840
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	994,450
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	398,434
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	250,799
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,095,420
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.25%, 1/1/40	3,600	3,812,508
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	64,744
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,032,601

		$16,586,616

General Obligations — 5.8%
Edgewater Board of Education, 4.00%, 3/1/37	$1,160	$1,264,818
Jersey City, 4.00%, 11/1/34	1,000	1,083,390
Jersey City, 4.00%, 11/1/35	500	540,330
Monmouth County Improvement Authority, 5.00%, 1/15/28	340	382,874
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	380,851

		$3,652,263

Security	Principal Amount (000’s omitted)	Value
Hospital — 14.5%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$734,097
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	103,208
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	792,300
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	530,030
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	515,100
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	302,238
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	54,997
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,150,944
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	138,498
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,614,377
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/30	1,000	1,144,560
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,164,332

		$9,244,681

Housing — 1.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$335	$335,292
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	325	327,785

		$663,077

Industrial Development Revenue — 7.5%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,092,855
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,169
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,168
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	834,668
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	240,231
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,412,615

		$4,781,706

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$142,930
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	519,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	631,211

		$1,294,041

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 5.2%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,311,821
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,029,742
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	551,611
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	370	382,909

		$3,276,083

Insured-General Obligations — 6.6%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$567,525
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,067,526
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,139,990
Paterson, (BAM), 5.00%, 1/15/26	1,240	1,388,713

		$4,163,754

Insured-Hospital — 2.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,484,645

		$1,484,645

Insured-Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,984,523

		$1,984,523

Insured-Lease Revenue/Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,203,600

		$1,203,600

Insured-Special Tax Revenue — 14.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,217,798
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,242,931
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,457,087
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	420,099

		$9,337,915

Insured-Student Loan — 1.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,200	$1,231,788

		$1,231,788

Insured-Transportation — 8.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$938,587
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,221,100
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,557,528
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	340,033

		$5,057,248

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,035,427
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	431,852
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,320	1,355,099

		$2,822,378

Other Revenue — 0.4%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$250	$282,243

		$282,243

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$472,910
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	781,435
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	721,693
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	236,018

		$2,212,056

Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,196
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,256
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	475,312
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	126,875

		$877,639

Student Loan — 2.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.152%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$590	$584,914
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	764,590

		$1,349,504

Transportation — 25.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,146,772
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,167,631
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,196,096
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	261,375
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	556,685
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,622,880
Port Authority of New York and New Jersey, 5.00%, 10/15/41(3)	5,000	5,833,550
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	1,825	2,126,344
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	1,995	2,042,022
South Jersey Transportation Authority, 5.00%, 11/1/39	400	439,316

		$16,392,671

Water and Sewer — 3.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,362,606
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	640,962

		$2,003,568

Security	Principal Amount (000’s omitted)	Value
Total Tax-Exempt Municipal Securities — 155.2% (identified cost $93,059,972)		$98,667,636

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.6%
Atlantic City, 7.50%, 3/1/40	$1,445	$1,645,551

		$1,645,551

Transportation — 1.3%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$750	$855,135

		$855,135

Total Taxable Municipal Securities — 3.9% (identified cost $2,295,420)		$2,500,686

Total Investments — 159.1% (identified cost $95,355,392)		$101,168,322

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.0)%		$(4,425,337)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.4)%		$(28,865,006)

Other Assets, Less Liabilities — (6.7)%		$(4,300,768)

Net Assets Applicable to Common Shares — 100.0%		$63,577,211

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 28.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 8.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $1,092,855 or 1.7% of the Trust’s net assets applicable to common shares.

(2)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2017.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Dec-17	$(4,682,813)	$(23,260)

					$(23,260)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At August 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $23,260.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,773,756

Gross unrealized appreciation	$7,056,576
Gross unrealized depreciation	(1,015,270)

Net unrealized appreciation	$6,041,306

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$98,667,636	$—	$98,667,636
Taxable Municipal Securities	—	2,500,686	—	2,500,686
Total Investments	$—	$101,168,322	$—	$101,168,322

Liability Description
Futures Contracts	$(23,260)	$—	$—	$(23,260)
Total	$(23,260)	$—	$—	$(23,260)

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017